RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION	12 Months Ended
Dec. 31, 2025
Receivables From Customers Broker-dealers And Clearing Organization
RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION

10.	RECEIVABLES FROM CUSTOMERS, BROKER-DEALERS AND CLEARING ORGANIZATION

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Asset management and advisory fee receivables	525	374	48
Receivables from customers	-	57	7
Receivables from broker-dealers	276	65	8
Receivables from clearing organization	696	387	50
	1,497	883	113
Less: allowance for expected credit losses	(24)	(24)	(3)
Total	1,473	859	110

The movement of the allowance for expected credit losses was as follows:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Balance at the beginning of year	-	24	3
Charged to consolidated statements of loss and comprehensive loss	24	-	-
Balance at the end of the year	24	24	3